S000001579 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
FTSE EPRA Nareit Developed Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	9.58%	2.76%	3.25%
Class M
Prospectus [Line Items]
Average Annual Return, Percent	8.48%	2.38%	3.41%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	8.39%	2.28%	3.32%
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.16%	1.18%	1.70%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.18%	1.41%	2.03%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	7.29%	1.26%	2.29%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.91%	0.82%	2.45%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	8.57%	2.47%	3.52%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	8.56%	2.45%	3.50%